Intangible Assets - Schedule of Goodwill (Details) (10-K) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Goodwill	$ 5,180,141	$ 5,155,141	$ 4,456,250
The Simplicity Esports, LLC [Member]
Goodwill		4,456,250	4,456,250
PLAYLive Nation, Inc [Member]
Goodwill	$ 698,891	$ 698,891